Loans and Allowance for Loan Losses (Details) (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Loans and Leases Receivable, Net Amount [Abstract]
Total loans, net	$ 2,684,733,000		$ 2,521,303,000
Less: Allowance for loan losses	47,927,000		48,717,000
Net loans	2,636,806,000		2,472,586,000
Due from Officers	8,200,000		9,400,000
New loans	1,800,000
Repayments of loans	3,000,000
Non accrual loans by loan class [Abstract]
Total non-accrual loans	52,446,000		48,466,000
Restructured real estate mortgages - 1 to 4 family	231,000		312,000
Total nonperforming loans	52,677,000		48,778,000
Commercial [Member]
Loans and Leases Receivable, Net Amount [Abstract]
Total loans, net	219,577,000		248,163,000
Commercial [Member] | Commercial Real Estate [Member]
Loans and Leases Receivable, Net Amount [Abstract]
Total loans, net	186,131,000		214,327,000
Non accrual loans by loan class [Abstract]
Total non-accrual loans	9,209,000		9,968,000
Commercial [Member] | Other [Member]
Loans and Leases Receivable, Net Amount [Abstract]
Total loans, net	33,446,000		33,836,000
Non accrual loans by loan class [Abstract]
Total non-accrual loans	124,000		13,000
Real Estate Mortgage - 1 to 4 Family [Member]
Loans and Leases Receivable, Net Amount [Abstract]
Total loans, net	2,460,577,000		2,268,989,000
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member]
Loans and Leases Receivable, Net Amount [Abstract]
Total loans, net	2,089,978,000		1,908,645,000
Non accrual loans by loan class [Abstract]
Total non-accrual loans	37,648,000		34,254,000
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member]
Loans and Leases Receivable, Net Amount [Abstract]
Total loans, net	36,690,000		47,306,000
Non accrual loans by loan class [Abstract]
Total non-accrual loans	694,000		1,025,000
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member]
Loans and Leases Receivable, Net Amount [Abstract]
Total loans, net	333,909,000		313,038,000
Non accrual loans by loan class [Abstract]
Total non-accrual loans	4,764,000		3,203,000
Installment [Member]
Loans and Leases Receivable, Net Amount [Abstract]
Total loans, net	4,579,000		4,151,000
Non accrual loans by loan class [Abstract]
Total non-accrual loans	7,000		3,000
Real Estate Construction Loans [Member]
Loans and Leases Receivable, Net Amount [Abstract]
Total loans, net	37,200,000		32,500,000
Residential Borrowers [Member] | First Mortgages [Member]
Loans and Leases Receivable, Net Amount [Abstract]
Total loans, net	16,400,000		11,600,000
Commercial Borrowers Residential Purpose [Member]
Loans and Leases Receivable, Net Amount [Abstract]
Total loans, net	20,800,000		20,900,000
New York and Other States [Member]
Loans and Leases Receivable, Net Amount [Abstract]
Total loans, net	2,355,966,000	[1]	2,289,884,000	[1]
Non accrual loans by loan class [Abstract]
Total non-accrual loans	41,927,000		32,804,000
Restructured real estate mortgages - 1 to 4 family	231,000		312,000
Total nonperforming loans	42,158,000		33,116,000
New York and Other States [Member] | Commercial [Member]
Loans and Leases Receivable, Net Amount [Abstract]
Total loans, net	200,630,000		222,835,000
New York and Other States [Member] | Commercial [Member] | Commercial Real Estate [Member]
Loans and Leases Receivable, Net Amount [Abstract]
Total loans, net	167,249,000	[1]	189,101,000	[1]
Non accrual loans by loan class [Abstract]
Total non-accrual loans	6,511,000		4,968,000
New York and Other States [Member] | Commercial [Member] | Other [Member]
Loans and Leases Receivable, Net Amount [Abstract]
Total loans, net	33,381,000	[1]	33,734,000	[1]
Non accrual loans by loan class [Abstract]
Total non-accrual loans	124,000		13,000
New York and Other States [Member] | Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member]
Loans and Leases Receivable, Net Amount [Abstract]
Total loans, net	1,814,214,000	[1]	1,731,127,000	[1]
Non accrual loans by loan class [Abstract]
Total non-accrual loans	30,329,000		24,392,000
New York and Other States [Member] | Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member]
Loans and Leases Receivable, Net Amount [Abstract]
Total loans, net	35,601,000	[1]	46,082,000	[1]
Non accrual loans by loan class [Abstract]
Total non-accrual loans	694,000		968,000
New York and Other States [Member] | Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member]
Loans and Leases Receivable, Net Amount [Abstract]
Total loans, net	301,338,000	[1]	285,762,000	[1]
Non accrual loans by loan class [Abstract]
Total non-accrual loans	4,263,000		2,460,000
New York and Other States [Member] | Installment [Member]
Loans and Leases Receivable, Net Amount [Abstract]
Total loans, net	4,183,000	[1]	4,078,000	[1]
Non accrual loans by loan class [Abstract]
Total non-accrual loans	6,000		3,000
Florida [Member]
Loans and Leases Receivable, Net Amount [Abstract]
Total loans, net	328,767,000		231,419,000
Non accrual loans by loan class [Abstract]
Total non-accrual loans	10,519,000		15,662,000
Restructured real estate mortgages - 1 to 4 family	0		0
Total nonperforming loans	10,519,000		15,662,000
Florida [Member] | Commercial [Member]
Loans and Leases Receivable, Net Amount [Abstract]
Total loans, net	18,947,000		25,328,000
Florida [Member] | Commercial [Member] | Commercial Real Estate [Member]
Loans and Leases Receivable, Net Amount [Abstract]
Total loans, net	18,882,000		25,226,000
Non accrual loans by loan class [Abstract]
Total non-accrual loans	2,698,000		5,000,000
Florida [Member] | Commercial [Member] | Other [Member]
Loans and Leases Receivable, Net Amount [Abstract]
Total loans, net	65,000		102,000
Non accrual loans by loan class [Abstract]
Total non-accrual loans	0		0
Florida [Member] | Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member]
Loans and Leases Receivable, Net Amount [Abstract]
Total loans, net	275,764,000		177,518,000
Non accrual loans by loan class [Abstract]
Total non-accrual loans	7,319,000		9,862,000
Florida [Member] | Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member]
Loans and Leases Receivable, Net Amount [Abstract]
Total loans, net	1,089,000		1,224,000
Non accrual loans by loan class [Abstract]
Total non-accrual loans	0		57,000
Florida [Member] | Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member]
Loans and Leases Receivable, Net Amount [Abstract]
Total loans, net	32,571,000		27,276,000
Non accrual loans by loan class [Abstract]
Total non-accrual loans	501,000		743,000
Florida [Member] | Installment [Member]
Loans and Leases Receivable, Net Amount [Abstract]
Total loans, net	396,000		73,000
Non accrual loans by loan class [Abstract]
Total non-accrual loans	$ 1,000		$ 0

[1]	Includes New York, New Jersey, Vermont, and Massachusetts